SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	$ 317,621	$ 423,495
2024	434,082	434,082
2025	444,934	444,934
2026	266,034	266,034
Total lease payments	1,462,671	1,568,545
Less: Present value discount	(72,629)	(83,522)
Total	$ 1,390,042	$ 1,485,023	$ 1,158,776